Marketable securities - Marketable Securities Held (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
Total marketable securities	$ 8	$ 11
Seadrill Partners- Common units
Gain (Loss) on Securities [Line Items]
Total marketable securities	0	2
Archer
Gain (Loss) on Securities [Line Items]
Total marketable securities	$ 8	$ 9